Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	RMR Mortgage Trust
Entity Central Index Key	0001452477
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Amendment Flag	false